Other Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Gain	$ 92,304	$ 8,169
Unrealised Loss	(439,127)	(145,851)
Central Bank Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Loss	$ (59,329)	$ (400,755)